RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS	12 Months Ended
Dec. 29, 2019
Presentation of leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS
RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS:

(a)	Right-of-use assets:
The following table presents the right-of-use assets for the Company:

2019

Balance, December 30, 2018	$—
Impact of initial adoption of IFRS 16 (note 2(c))	78,119
Additions	10,342
Terminations	(1,627)
Depreciation	(13,295)
Balance, December 29, 2019	$73,539

(b)	Lease obligations:
The Company’s leases are primarily for manufacturing, sales, distribution, and administrative facilities.

The following table presents lease obligations recorded in the statement of financial position as at December 29, 2019:

December 29, 2019

Current	$14,518
Non-current	66,982
$81,500

Leases of certain facilities contain extension or termination options exercisable by the Company before the end of the non-cancellable contract period. The Company has applied judgment to determine the lease term for the contracts with renewal and termination options and has included renewal and termination options in the measurement of lease obligations when it is reasonably certain to exercise the options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or a significant change in circumstances within its control which impacts the original assessments made. As at December 29, 2019, potential undiscounted future lease payments related to renewal options not included in the measurement of lease obligations are $57.5 million.

The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at December 29, 2019:

December 29, 2019

Less than one year	$19,992
One to five years	46,669
More than five years	37,645
$104,306

For the year ended December 29, 2019, expenses relating to short-term leases and leases of low-value assets were $3.4 million.

For the year ended December 29, 2019, the total cash outflow for recognized lease obligations (including interest) was $16.6 million, of which $13.5 million was included as part of cash outflows from financing activities.